ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and other liabilities

AS AT DEC. 31 (MILLIONS)	2022	2021
Accounts payable	$12,743	$11,258
Provisions	3,591	4,244
Lease liabilities	8,506	9,041
Other liabilities	32,225	28,003
Total	$57,065	$52,546

Disclosure of current and non-current accounts payable and other [Table Text Block]
The current and non-current balances of accounts payable, provisions and other liabilities are as follows:

AS AT DEC. 31 (MILLIONS)	2022	2021
Current	$33,574	$29,136
Non-current	23,491	23,410
Total	$57,065	$52,546

Schedule of post-employment benefit plans

AS AT DEC. 31 (MILLIONS)	2022	2021
Plan assets	$2,560	$3,503
Less accrued benefit obligation:
Defined benefit pension plan	(3,141)	(4,352)
Other post-employment benefits	(128)	(163)
Net liability	(709)	(1,012)
Less: net actuarial losses and other	(11)	(29)
Accrued benefit liability	$(720)	$(1,041)